Loans	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Loans [Abstract]
Loans

Note 5 – Loans

Loans were comprised of the following classifications at June 30, 2013 and December 31, 2012:

	June 30,	December 31,
	2013	2012
Commercial:
Commercial and Industrial Loans and Leases	$346,375	$335,373
Commercial Real Estate Loans	508,675	488,496
Agricultural Loans	175,958	179,906
Retail:
Home Equity Loans	73,232	74,437
Consumer Loans	46,186	41,103
Residential Mortgage Loans	95,279	88,586
Subtotal	1,245,705	1,207,901
Less: Unearned Income	(2,741)	(3,035)
Allowance for Loan Losses	(15,263)	(15,520)
Loans, Net	$1,227,701	$1,189,346

The following table presents the activity in the allowance for loan losses by portfolio class for the three months ending June 30, 2013 and 2012:

	Commercial
	and
	Industrial	Commercial		Home		Residential
	Loans and	Real Estate	Agricultural	Equity	Consumer	Mortgage
	Leases	Loans	Loans	Loans	Loans	Loans	Unallocated	Total
June 30, 2013
Beginning Balance	$4,753	$8,879	$766	$118	$189	$300	$729	$15,734
Provision for Loan Losses	(452)	(53)	51	196	43	(16)	31	(200)
Recoveries	10	27	—	—	16	1	—	54
Loans Charged-off	(53)	(217)	—	(1)	(49)	(5)	—	(325)
Ending Balance	$4,258	$8,636	$817	$313	$199	$280	$760	$15,263

	Commercial
	and
	Industrial	Commercial		Home		Residential
	Loans and	Real Estate	Agricultural	Equity	Consumer	Mortgage
	Leases	Loans	Loans	Loans	Loans	Loans	Unallocated	Total
June 30, 2012
Beginning Balance	$4,460	$9,234	$751	$204	$196	$441	$480	$15,766
Provision for Loan Losses	312	(202)	139	(17)	83	(8)	84	391
Recoveries	4	7	—	—	33	7	—	51
Loans Charged-off	(69)	(307)	—	(6)	(85)	(49)	—	(516)
Ending Balance	$4,707	$8,732	$890	$181	$227	$391	$564	$15,692

The following table presents the activity in the allowance for loan losses by portfolio class for the six months ending June 30, 2013 and 2012:

	Commercial
	and
	Industrial	Commercial		Home		Residential
	Loans and	Real Estate	Agricultural	Equity	Consumer	Mortgage
	Leases	Loans	Loans	Loans	Loans	Loans	Unallocated	Total
June 30, 2013
Beginning Balance	$4,555	$8,931	$989	$141	$214	$186	$504	$15,520
Provision for Loan Losses	(257)	(47)	(172)	237	36	97	256	150
Recoveries	13	78	—	—	71	3	—	165
Loans Charged-off	(53)	(326)	—	(65)	(122)	(6)	—	(572)
Ending Balance	$4,258	$8,636	$817	$313	$199	$280	$760	$15,263

	Commercial
	and
	Industrial	Commercial		Home		Residential
	Loans and	Real Estate	Agricultural	Equity	Consumer	Mortgage
	Leases	Loans	Loans	Loans	Loans	Loans	Unallocated	Total
June 30, 2012
Beginning Balance	$3,493	$9,297	$926	$258	$190	$402	$746	$15,312
Provision for Loan Losses	1,273	(144)	(36)	(30)	129	71	(182)	1,081
Recoveries	49	26	—	1	64	9	—	149
Loans Charged-off	(108)	(447)	—	(48)	(156)	(91)	—	(850)
Ending Balance	$4,707	$8,732	$890	$181	$227	$391	$564	$15,692

In determining the adequacy of the allowance for loan loss, general allocations are made for other pools of loans, including non-classified loans, homogeneous portfolios of consumer and residential real estate loans, and loans within certain industry categories believed to present unique risk of loss. General allocations of the allowance are primarily made based on a three-year historical average for loan losses for these portfolios, judgmentally adjusted for economic factors and portfolio trends. For 2012, the Company utilized a 4 quarter rolling historical loan loss average. Beginning in 2013, management deemed a rolling 12 quarter historical loan loss average to be more indicative of the inherent losses in the Company’s loan portfolio in the current economic environment than the 4 quarter average. This change in methodology resulted in an increase to the required loan loss allowance of approximately $280.

Loan impairment is reported when full repayment under the terms of the loan is not expected. This methodology is used for all loans, including loans acquired with deteriorated credit quality. For purchased loans, the assessment is made at the time of acquisition as well as over the life of loan. If a loan is impaired, a portion of the allowance is allocated so that the loan is reported net, at the present value of estimated future cash flows using the loan’s existing rate, or at the fair value of collateral if repayment is expected solely from the collateral. Commercial and industrial loans, commercial real estate loans, and agricultural loans are evaluated individually for impairment. Smaller balance homogeneous loans are evaluated for impairment in total. Such loans include real estate loans secured by one-to-four family residences and loans to individuals for household, family and other personal expenditures. Individually evaluated loans on non-accrual are generally considered impaired. Impaired loans, or portions thereof, are charged off when deemed uncollectible.

The following table presents the balance in the allowance for loan losses and the recorded investment in loans by portfolio class and based on impairment method as of June 30, 2013 and December 31, 2012:

		Commercial
		and
		Industrial	Commercial		Home		Residential
		Loans and	Real Estate	Agricultural	Equity	Consumer	Mortgage
	Total	Leases	Loans	Loans	Loans	Loans	Loans	Unallocated
June 30, 2013
Allowance for Loan Losses:
Ending Allowance Balance
Attributable to Loans:
Individually Evaluated for Impairment	$4,158	$496	$3,662	$—	$—	$—	$—	$—
Collectively Evaluated for Impairment	10,955	3,762	4,824	817	313	199	280	760
Acquired with Deteriorated Credit Quality	150	—	150	—	—	—	—	—
Total Ending Allowance Balance	$15,263	$4,258	$8,636	$817	$313	$199	$280	$760

Loans:
Loans Individually Evaluated for Impairment	$10,923	$2,511	$7,467	$945	$—	$—	$—	$—
Loans Collectively Evaluated for Impairment	1,229,900	342,557	495,213	177,017	73,486	46,175	95,452	—
Loans Acquired with Deteriorated Credit Quality	9,851	2,231	7,333	—	—	140	147	—
Total Ending Loans Balance (1)	$1,250,674	$347,299	$510,013	$177,962	$73,486	$46,315	$95,599	$—

(1) Total recorded investment in loans includes $4,969 in accrued interest.

		Commercial
		and
		Industrial	Commercial		Home		Residential
		Loans and	Real Estate	Agricultural	Equity	Consumer	Mortgage
	Total	Leases	Loans	Loans	Loans	Loans	Loans	Unallocated
December 31, 2012
Allowance for Loan Losses:
Ending Allowance Balance
Attributable to Loans:
Individually Evaluated for Impairment	$5,323	$1,279	$3,894	$150	$—	$—	$—	$—
Collectively Evaluated for Impairment	10,109	3,208	5,017	839	141	214	186	504
Acquired with Deteriorated Credit Quality	88	68	20	—	—	—	—	—
Total Ending Allowance Balance	$15,520	$4,555	$8,931	$989	$141	$214	$186	$504

Loans:
Loans Individually Evaluated for Impairment	$12,520	$2,547	$7,550	$2,423	$—	$—	$—	$—
Loans Collectively Evaluated for Impairment	1,189,729	331,920	473,209	180,152	74,699	41,083	88,666	—
Loans Acquired with Deteriorated Credit Quality	11,174	1,840	9,037	—	—	148	149	—
Total Ending Loans Balance (1)	$1,213,423	$336,307	$489,796	$182,575	$74,699	$41,231	$88,815	$—

(1) Total recorded investment in loans includes $5,522 in accrued interest.

The following table presents loans individually evaluated for impairment by class of loans as of June 30, 2013 and December 31, 2012:

	Unpaid		Allowance for
	Principal	Recorded	Loan Losses
	Balance(1)	Investment	Allocated
June 30, 2013
With No Related Allowance Recorded:
Commercial and Industrial Loans and Leases	$1,975	$1,995	$—
Commercial Real Estate Loans	3,674	1,894	—
Agricultural Loans	937	946	—
Subtotal	6,586	4,835	—
With An Allowance Recorded:
Commercial and Industrial Loans and Leases	566	516	496
Commercial Real Estate Loans	6,011	5,925	3,812
Agricultural Loans	—	—	—
Subtotal	6,577	6,441	4,308
Total	$13,163	$11,276	$4,308

Loans Acquired With Deteriorated Credit Quality With No Related Allowance Recorded (Included in the Total Above)	$—	$—	$—
Loans Acquired With Deteriorated Credit Quality With An Additional Allowance Recorded (Included in the Total Above)	$439	$353	$150

(1) Unpaid Principal Balance is the remaining contractual payments inclusive of partial charge-offs.

	Unpaid		Allowance for
	Principal	Recorded	Loan Losses
	Balance(1)	Investment	Allocated
December 31, 2012
With No Related Allowance Recorded:
Commercial and Industrial Loans and Leases	$108	$87	$—
Commercial Real Estate Loans	4,312	2,154	—
Agricultural Loans	2,126	2,137	—
Subtotal	6,546	4,378	—
With An Allowance Recorded:
Commercial and Industrial Loans and Leases	2,642	2,581	1,347
Commercial Real Estate Loans	5,579	5,418	3,914
Agricultural Loans	285	286	150
Subtotal	8,506	8,285	5,411
Total	$15,052	$12,663	$5,411

Loans Acquired With Deteriorated Credit Quality With No Related Allowance Recorded (Included in the Total Above)	$45	$25	$—
Loans Acquired With Deteriorated Credit Quality With An Additional Allowance Recorded (Included in the Total Above)	$155	$118	$88

(1) Unpaid Principal Balance is the remaining contractual payments inclusive of partial charge-offs.

The following table presents loans individually evaluated for impairment by class of loans including purchase credit impaired loans that subsequently result in additional allowance for loan losses for the three month period ended June 30, 2013 and 2012:

	Average	Interest	Cash
	Recorded	Income	Basis
	Investment	Recognized	Recognized
June 30, 2013
With No Related Allowance Recorded:
Commercial and Industrial Loans and Leases	$1,993	$—	$—
Commercial Real Estate Loans	2,196	—	—
Agricultural Loans	2,041	127	168
Subtotal	6,230	127	168
With An Allowance Recorded:
Commercial and Industrial Loans and Leases	522	1	1
Commercial Real Estate Loans	6,276	6	4
Agricultural Loans	—	—	—
Subtotal	6,798	7	5
Total	$13,028	$134	$173

Loans Acquired With Deteriorated Credit Quality With No Related Allowance Recorded (Included in the Total Above)	$80	$—	$—
Loans Acquired With Deteriorated Credit Quality With An Additional Allowance Recorded (Included in the Total Above)	$363	$1	$1

	Average	Interest	Cash
	Recorded	Income	Basis
	Investment	Recognized	Recognized
June 30, 2012
With No Related Allowance Recorded:
Commercial and Industrial Loans and Leases	$100	$1	$1
Commercial Real Estate Loans	6,166	1	1
Agricultural Loans	145	2	2
Subtotal	6,411	4	4
With An Allowance Recorded:
Commercial and Industrial Loans and Leases	2,795	2	2
Commercial Real Estate Loans	6,546	5	5
Agricultural Loans	—	—	—
Subtotal	9,341	7	7
Total	$15,752	$11	$11

Loans Acquired With Deteriorated Credit Quality With No Related Allowance Recorded (Included in the Total Above)	$1,029	$1	$1
Loans Acquired With Deteriorated Credit Quality With An Additional Allowance Recorded (Included in the Total Above)	$205	$—	$—

The following table presents loans individually evaluated for impairment by class of loans including purchase credit impaired loans that subsequently result in additional allowance for loan losses for the six month period ended June 30, 2013 and 2012:

	Average	Interest	Cash
	Recorded	Income	Basis
	Investment	Recognized	Recognized
June 30, 2013
With No Related Allowance Recorded:
Commercial and Industrial Loans and Leases	$1,052	$—	$1
Commercial Real Estate Loans	2,183	—	—
Agricultural Loans	2,231	175	184
Subtotal	5,466	175	185
With An Allowance Recorded:
Commercial and Industrial Loans and Leases	1,528	2	2
Commercial Real Estate Loans	6,042	11	9
Agricultural Loans	—	—	—
Subtotal	7,570	13	11
Total	$13,036	$188	$196

Loans Acquired With Deteriorated Credit Quality With No Related Allowance Recorded (Included in the Total Above)	$55	$—	$—
Loans Acquired With Deteriorated Credit Quality With An Additional Allowance Recorded (Included in the Total Above)	$314	$1	$1

	Average	Interest	Cash
	Recorded	Income	Basis
	Investment	Recognized	Recognized
June 30, 2012
With No Related Allowance Recorded:
Commercial and Industrial Loans and Leases	$377	$2	$2
Commercial Real Estate Loans	5,858	5	5
Agricultural Loans	73	2	2
Subtotal	6,308	9	9
With An Allowance Recorded:
Commercial and Industrial Loans and Leases	2,818	3	3
Commercial Real Estate Loans	6,914	11	9
Agricultural Loans	—	—	—
Subtotal	9,732	14	12
Total	$16,040	$23	$21

Loans Acquired With Deteriorated Credit Quality With No Related Allowance Recorded (Included in the Total Above)	$212	$1	$1
Loans Acquired With Deteriorated Credit Quality With An Additional Allowance Recorded (Included in the Total Above)	$77	$—	$—

All classes of loans, including loans acquired with deteriorated credit quality, are generally placed on non-accrual status when scheduled principal or interest payments are past due for 90 days or more or when the borrower’s ability to repay becomes doubtful. For purchased loans, the determination is made at the time of acquisition as well as over the life of the loan. Uncollected accrued interest for each class of loans is reversed against income at the time a loan is placed on non-accrual. Interest received on such loans is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual. All classes of loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured. Loans are typically charged-off at 180 days past due, or earlier if deemed uncollectible. Exceptions to the non-accrual and charge-off policies are made when the loan is well secured and in the process of collection.

The following table presents the recorded investment in non-accrual loans and loans past due 90 days or more still on accrual by class of loans as of June 30, 2013 and December 31, 2012:
			Loans Past Due
			90 Days or More
	Non-Accrual		& Still Accruing
	2013	2012	2013	2012

Commercial and Industrial Loans and Leases	$478	$2,480	$—	$—
Commercial Real Estate Loans	7,404	7,275	—	—
Agricultural Loans	14	—	102	—
Home Equity Loans	267	178	—	—
Consumer Loans	194	167	—	—
Residential Mortgage Loans	153	257	—	—
Total	$8,510	$10,357	$102	$—
Loans Acquired With Deteriorated Credit Quality (Included in the Total Above)	$474	$148	$—	$—

The following table presents the aging of the recorded investment in past due loans by class of loans as of June 30, 2013 and December 31, 2012:

				90 Days
		30-59 Days	60-89 Days	or More	Total	Loans Not
	Total	Past Due	Past Due	Past Due	Past Due	Past Due
June 30, 2013
Commercial and Industrial Loans and Leases	$347,299	$302	$119	$429	$850	$346,449
Commercial Real Estate Loans	510,013	206	40	1,657	1,903	508,110
Agricultural Loans	177,962	—	—	116	116	177,846
Home Equity Loans	73,486	336	98	267	701	72,785
Consumer Loans	46,315	207	27	53	287	46,028
Residential Mortgage Loans	95,599	2,672	643	153	3,468	92,131
Total (1)	$1,250,674	$3,723	$927	$2,675	$7,325	$1,243,349
Loans Acquired With Deteriorated Credit Quality (Included in the Total Above)	$9,851	$—	$—	$—	$—	$9,851

(1) Total recorded investment in loans includes $4,969 in accrued interest.

				90 Days
		30-59 Days	60-89 Days	or More	Total	Loans Not
	Total	Past Due	Past Due	Past Due	Past Due	Past Due
December 31, 2012
Commercial and Industrial Loans and Leases	$336,307	$436	$133	$448	$1,017	$335,290
Commercial Real Estate Loans	489,796	1,352	—	2,063	3,415	486,381
Agricultural Loans	182,575	42	14	—	56	182,519
Home Equity Loans	74,699	177	48	178	403	74,296
Consumer Loans	41,231	431	23	18	472	40,759
Residential Mortgage Loans	88,815	2,070	495	257	2,822	85,993
Total (1)	$1,213,423	$4,508	$713	$2,964	$8,185	$1,205,238
Loans Acquired With Deteriorated Credit Quality (Included in the Total Above)	$11,174	$—	$120	$—	$120	$11,054

(1) Total recorded investment in loans includes $5,522 in accrued interest.

Troubled Debt Restructurings:

In certain instances, the Company may choose to restructure the contractual terms of loans. A troubled debt restructuring occurs when the Bank grants a concession to the borrower that it would not otherwise consider due to a borrower’s financial difficulty. In order to determine whether a borrower is experiencing financial difficulty, an evaluation is performed of the probability that the borrower will be in payment default on any of its debt in the foreseeable future without modification. This evaluation is performed under the Company’s internal underwriting policy. The Company uses the same methodology for loans acquired with deteriorated credit quality as for all other loans when determining whether the loan is a troubled debt restructuring.

During the six months ended June 30, 2013 and the year ended December 31, 2012, the terms of certain loans were modified as troubled debt restructurings. The modification of the terms of such loans included one or a combination of the following: a reduction of the stated interest rate of the loan; an extension of the maturity date at a stated rate of interest lower than the current market rate for new debt with similar risk; or a permanent reduction of the recorded investment in the loan. There were no troubled debt restructurings for the six months ended June 30, 2013 and the year ended December 31, 2012 for loans acquired with deteriorated credit quality at the time of acquisition.

The following table presents the recorded investment of troubled debt restructurings by class of loans as of June 30, 2013 and December 31, 2012:

	Total	Performing	Non-Accrual(1)
June 30, 2013
Commercial and Industrial Loans and Leases	$2,455	$2,033	$422
Commercial Real Estate Loans	4,521	395	4,126
Total	$6,976	$2,428	$4,548

	Total	Performing	Non-Accrual(1)
December 31, 2012
Commercial and Industrial Loans and Leases	$2,461	$66	$2,395
Commercial Real Estate Loans	6,031	304	5,727
Total	$8,492	$370	$8,122

(1) The non-accrual troubled debt restructurings are included in the Non-Accrual Loan table presented on previous page.

The Company has committed to lending an additional amount of $34 as of June 30, 2013 to customers with outstanding loans that are classified as troubled debt restructurings. The Company had not committed to lending any additional amounts as of December 31, 2012 to customers with outstanding loans that are classified as troubled debt restructurings.

The following table presents loans by class modified as troubled debt restructurings that occurred during the three months ending June 30, 2013 and 2012:

		Pre-Modification	Post-Modification
	Number of	Outstanding Recorded	Outstanding Recorded
	Loans	Investment	Investment
June 30, 2013
Commercial and Industrial Loans and Leases	—	$—	$—
Commercial Real Estate Loans	1	81	118
Total	1	$81	$118

The troubled debt restructurings described above decreased the allowance for loan losses by $210 and resulted in charge-offs of $0 during the three months ending June 30, 2013.

		Pre-Modification	Post-Modification
	Number of	Outstanding Recorded	Outstanding Recorded
	Loans	Investment	Investment
June 30, 2012
Commercial and Industrial Loans and Leases	—	$—	$—
Commercial Real Estate Loans	—	—	—
Total	—	$—	$—

The troubled debt restructurings described above increased the allowance for loan losses by $0 and resulted in charge-offs of $0 during the three months ending June 30, 2012.

The following table presents loans by class modified as troubled debt restructurings that occurred during the six months ending June 30, 2013 and 2012:

		Pre-Modification	Post-Modification
	Number of	Outstanding Recorded	Outstanding Recorded
	Loans	Investment	Investment
June 30, 2013
Commercial and Industrial Loans and Leases	—	$—	$—
Commercial Real Estate Loans	1	81	118
Total	1	$81	$118

The troubled debt restructurings described above decreased the allowance for loan losses by $210 and resulted in charge-offs of $0 during the six months ending June 30, 2013.

		Pre-Modification	Post-Modification
	Number of	Outstanding Recorded	Outstanding Recorded
	Loans	Investment	Investment
June 30, 2012
Commercial and Industrial Loans and Leases	—	$—	$—
Commercial Real Estate Loans	—	—	—
Total	—	$—	$—

The troubled debt restructurings described above increased the allowance for loan losses by $0 and resulted in charge-offs of $0 during the six months ending June 30, 2012.

The following table presents loans by class modified as troubled debt restructurings for which there was a payment default within twelve months following the modification during the three months ending June 30, 2013 and 2012:

Troubled Debt Restructurings That Subsequently Defaulted:	Number of Loans	Recorded Investment
June 30, 2013
Commercial and Industrial Loans and Leases	—	$—
Commercial Real Estate Loans	—	—
Total	—	$—

The troubled debt restructurings that subsequently defaulted described above resulted in no change to the allowance for loan losses and no charge-offs during the three months ending June 30, 2013.

Troubled Debt Restructurings That Subsequently Defaulted:	Number of Loans	Recorded Investment
June 30, 2012
Commercial and Industrial Loans and Leases	—	$—
Commercial Real Estate Loans	—	—
Total	—	$—

The troubled debt restructurings that subsequently defaulted described above resulted in no change to the allowance for loan losses and no charge-offs during the three months ending June 30, 2012.

A loan is considered to be in payment default once it is 30 days contractually past due under the modified terms.

The following table presents loans by class modified as troubled debt restructurings for which there was a payment default within twelve months following the modification during the six months ending June 30, 2013 and 2012:

Troubled Debt Restructurings That Subsequently Defaulted:	Number of Loans	Recorded Investment
June 30, 2013
Commercial and Industrial Loans and Leases	—	$—
Commercial Real Estate Loans	—	—
Total	—	$—

The troubled debt restructurings that subsequently defaulted described above resulted in no change to the allowance for loan losses and no charge-offs during the six months ending June 30, 2013.

Troubled Debt Restructurings That Subsequently Defaulted:	Number of Loans	Recorded Investment
June 30, 2012
Commercial and Industrial Loans and Leases	1	$565
Commercial Real Estate Loans	1	292
Total	2	$857

The troubled debt restructurings that subsequently defaulted described above resulted in no change to the allowance for loan losses and charge-offs of $108 during the six months ending June 30, 2012.

A loan is considered to be in payment default once it is 30 days contractually past due under the modified terms.

Credit Quality Indicators:

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors. The Company classifies loans as to credit risk by individually analyzing loans. This analysis includes commercial and industrial loans, commercial real estate loans, and agricultural loans with an outstanding balance greater than $100. This analysis is typically performed on at least an annual basis. The Company uses the following definitions for risk ratings:

Special Mention. Loans classified as special mention have a potential weakness that deserves management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the institution’s credit position at some future date.

Substandard. Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected.

Doubtful. Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable.

Loans not meeting the criteria above that are analyzed individually as part of the above described process are considered to be pass rated loans. Loans listed as not rated are either less than $100 or are included in groups of homogeneous loans. Based on the most recent analysis performed, the risk category of loans by class of loans is as follows:

		Special
	Pass	Mention	Substandard	Doubtful	Total
June 30, 2013
Commercial and Industrial Loans and Leases	$319,137	$16,894	$11,268	$—	$347,299
Commercial Real Estate Loans	472,008	19,207	18,798	—	510,013
Agricultural Loans	174,218	2,596	1,148	—	177,962
Total	$965,363	$38,697	$31,214	$—	$1,035,274
Loans Acquired With Deteriorated Credit Quality (Included in the Total Above)	$318	$3,525	$5,721	$—	$9,564

		Special
	Pass	Mention	Substandard	Doubtful	Total
December 31, 2012
Commercial and Industrial Loans and Leases	$307,997	$14,441	$13,869	$—	$336,307
Commercial Real Estate Loans	446,639	21,338	21,819	—	489,796
Agricultural Loans	176,730	2,855	2,990	—	182,575
Total	$931,366	$38,634	$38,678	$—	$1,008,678
Loans Acquired With Deteriorated Credit Quality (Included in the Total Above)	$319	$3,220	$7,338	$—	$10,877

The Company considers the performance of the loan portfolio and its impact on the allowance for loan losses. For home equity, consumer and residential mortgage loan classes, the Company also evaluates credit quality based on the aging status of the loan, which was previously presented, and by payment activity. The following table presents the recorded investment in home equity, consumer and residential mortgage loans based on payment activity as of June 30, 2013 and December 31, 2012:

	Home Equity	Consumer	Residential
	Loans	Loans	Mortgage Loans
June 30, 2013
Performing	$73,219	$46,121	$95,446
Nonperforming	267	194	153
Total	$73,486	$46,315	$95,599
Loans Acquired With Deteriorated Credit Quality (Included in the Total Above)	$—	$140	$147

	Home Equity	Consumer	Residential
	Loans	Loans	Mortgage Loans
December 31, 2012
Performing	$74,521	$41,064	$88,558
Nonperforming	178	167	257
Total	$74,699	$41,231	$88,815
Loans Acquired With Deteriorated Credit Quality (Included in the Total Above)	$—	$148	$149

The Company has purchased loans, for which there was, at acquisition, evidence of deterioration of credit quality since origination and it was probable, at acquisition, that all contractually required payments would not be collected. The recorded investment of those loans is as follows:

June 30, 2013

Commercial and Industrial Loans	$2,231
Commercial Real Estate Loans	7,333
Home Equity Loans	—
Consumer Loans	140
Residential Mortgage Loans	147
Total	$9,851

Carrying amount, Net of Allowance of $150	$9,701

December 31, 2012

Commercial and Industrial Loans	$1,840
Commercial Real Estate Loans	9,037
Home Equity Loans	—
Consumer Loans	148
Residential Mortgage Loans	149
Total	$11,174

Carrying amount, Net of Allowance of $88	$11,086

Accretable yield, or income expected to be collected, is as follows:

	June 30, 2013	June 30, 2012

Balance at April 1	$208	$630
New Loans Purchased	—	—
Accretion of Income	(234)	(241)
Reclassifications from Non-accretable Difference	208	—
Charge-off of Accretable Yield	—	—
Balance at June 30	$182	$389

Accretable yield, or income expected to be collected, is as follows:

	June 30, 2013	June 30, 2012

Balance at January 1	$170	$967
New Loans Purchased	—	—
Accretion of Income	(446)	(784)
Reclassifications from Non-accretable Difference	458	206
Charge-off of Accretable Yield	—	—
Balance at June 30	$182	$389

For those purchased loans disclosed above, the Company increased the allowance for loan losses by $70 during the three months ended June 30, 2013. For those purchased loans disclosed above, the Company increased the allowance for loan losses by $61 during the six months ended June 30, 2013. For those purchased loans disclosed above, the Company did not increase the allowance for loan losses during the three and six months ended June 30, 2012. No allowances for loan losses were reversed during the same periods.

NOTE 4 – Loans

Loans were comprised of the following classifications at December 31:

	2012	2011
Commercial:
Commercial and Industrial Loans and Leases	$335,373	$293,172
Commercial Real Estate Loans	488,496	452,071
Agricultural Loans	179,906	167,693
Retail:
Home Equity Loans	74,437	77,070
Consumer Loans	41,103	47,409
Residential Mortgage Loans	88,586	86,134
Subtotal	1,207,901	1,123,549
Less: Unearned Income	(3,035)	(2,556)
Allowance for Loan Losses	(15,520)	(15,312)
Loans, net	$1,189,346	$1,105,681

The following tables present the activity in the allowance for loan losses by portfolio class for the years ended December 31, 2012 and 2011:

	Commercial
	and
	Industrial	Commercial		Home		Residential
	Loans and	Real Estate	Agricultural	Equity	Consumer	Mortgage
	Leases	Loans	Loans	Loans	Loans	Loans	Unallocated	Total
December 31, 2012
Beginning Balance	$3,493	$9,297	$926	$258	$190	$402	$746	$15,312
Provision for Loan Losses	1,150	1,326	63	(32)	194	(47)	(242)	2,412
Recoveries	74	97	—	2	123	30	—	326
Loans Charged-off	(162)	(1,789)	—	(87)	(293)	(199)	—	(2,530)
Ending Balance	$4,555	$8,931	$989	$141	$214	$186	$504	$15,520

	Commercial
	and
	Industrial	Commercial		Home		Residential
	Loans and	Real Estate	Agricultural	Equity	Consumer	Mortgage
	Leases	Loans	Loans	Loans	Loans	Loans	Unallocated	Total
December 31, 2011
Beginning Balance	$3,713	$7,497	$750	$220	$362	$543	$232	$13,317
Provision for Loan Losses	1,195	4,265	176	287	23	340	514	6,800
Recoveries	98	139	—	6	125	16	—	384
Loans Charged-off	(1,513)	(2,604)	—	(255)	(320)	(497)	—	(5,189)
Ending Balance	$3,493	$9,297	$926	$258	$190	$402	$746	$15,312

The following table presents the activity in the allowance for loan losses for the year ended December 31, 2010:

2010

Beginning Balance	$11,016
Provision for Loan Losses	5,225
Loans Charged-off	(4,214)
Recoveries	1,290
Ending Balance	$13,317

Loan impairment is reported when full repayment under the terms of the loan is not expected. This methodology is used for all loans, including loans acquired with deteriorated credit quality. For purchased loans, the assessment is made at the time of acquisition as well as over the life of loan. If a loan is impaired, a portion of the allowance is allocated so that the loan is reported net, at the present value of estimated future cash flows using the loan’s existing rate, or at the fair value of collateral if repayment is expected solely from the collateral. Commercial and industrial loans, commercial real estate loans, and agricultural loans are evaluated individually for impairment. Smaller balance homogeneous loans are evaluated for impairment in total. Such loans include real estate loans secured by one-to-four family residences and loans to individuals for household, family and other personal expenditures. Individually evaluated loans on non-accrual are generally considered impaired. Impaired loans, or portions thereof, are charged off when deemed uncollectible.

The following tables present the balance in the allowance for loan losses and the recorded investment in loans by portfolio class and based on impairment method as of December 31, 2012 and 2011:

		Commercial
		and
		Industrial	Commercial		Home		Residential
		Loans and	Real Estate	Agricultural	Equity	Consumer	Mortgage
December 31, 2012	Total	Leases	Loans	Loans	Loans	Loans	Loans	Unallocated
Allowance for Loan Losses:
Ending Allowance Balance
Attributable to Loans:
Individually Evaluated for Impairment	$5,323	$1,279	$3,894	$150	$—	$—	$—	$—
Collectively Evaluated for Impairment	10,109	3,208	5,017	839	141	214	186	504
Acquired with Deteriorated
Credit Quality	88	68	20	—	—	—	—	—
Total Ending Allowance
Balance	$15,520	$4,555	$8,931	$989	$141	$214	$186	$504

Loans:
Loans Individually
Evaluated for Impairment	$12,520	$2,547	$7,550	$2,423	$—	$—	$—	$—
Loans Collectively
Evaluated for Impairment	1,189,729	331,920	473,209	180,152	74,699	41,083	88,666	—
Loans Acquired with Deteriorated
Credit Quality	11,174	1,840	9,037	—	—	148	149	—
Total Ending Loans Balance (1)	$1,213,423	$336,307	$489,796	$182,575	$74,699	$41,231	$88,815	$—

(1) Total recorded investment in loans includes $5,522 in accrued interest.

		Commercial
		and
		Industrial	Commercial		Home		Residential
		Loans and	Real Estate	Agricultural	Equity	Consumer	Mortgage
December 31, 2011	Total	Leases	Loans	Loans	Loans	Loans	Loans	Unallocated
Allowance for Loan Losses:
Ending Allowance Balance
Attributable to Loans:
Individually Evaluated for Impairment	$4,834	$466	$4,368	$—	$—	$—	$—	$—
Collectively Evaluated for Impairment	10,401	3,027	4,852	926	258	190	402	746
Acquired with Deteriorated
Credit Quality	77	—	77	—	—	—	—	—
Total Ending Allowance
Balance	$15,312	$3,493	$9,297	$926	$258	$190	$402	$746

Loans:
Loans Individually
Evaluated for Impairment	$16,613	$3,567	$13,046	$—	$—	$—	$—	$—
Loans Collectively
Evaluated for Impairment	1,096,571	287,924	427,063	170,513	77,323	47,431	86,317	—
Loans Acquired with Deteriorated
Credit Quality	16,121	2,596	13,209	—	—	164	152	—
Total Ending Loans Balance (1)	$1,129,305	$294,087	$453,318	$170,513	$77,323	$47,595	$86,469	$—

(1) Total recorded investment in loans includes $5,756 in accrued interest.

The following table presents loans individually evaluated for impairment by class of loans as of December 31, 2012 and 2011:

	Unpaid		Allowance for
	Principal	Recorded	Loan Losses
	Balance(1)	Investment	Allocated
December 31, 2012
With No Related Allowance Recorded:
Commercial and Industrial Loans and Leases	$108	$87	$—
Commercial Real Estate Loans	4,312	2,154	—
Agricultural Loans	2,126	2,137	—
Subtotal	6,546	4,378	—
With An Allowance Recorded:
Commercial and Industrial Loans and Leases	2,642	2,581	1,347
Commercial Real Estate Loans	5,579	5,418	3,914
Agricultural Loans	285	286	150
Subtotal	8,506	8,285	5,411
Total	$15,052	$12,663	$5,411

Loans Acquired With Deteriorated Credit Quality With No Related Allowance Recorded
(Included in the Total Above)	$45	$25	$—
Loans Acquired With Deteriorated Credit Quality With An Additional Allowance Recorded
(Included in the Total Above)	$155	$118	$88

(1) Unpaid Principal Balance is the remaining contractual payments inclusive of partial charge-offs.

	Unpaid		Allowance for
	Principal	Recorded	Loan Losses
	Balance(1)	Investment	Allocated
December 31, 2011
With No Related Allowance Recorded:
Commercial and Industrial Loans and Leases	$1,731	$1,066	$—
Commercial Real Estate Loans	6,991	5,894	—
Agricultural Loans	—	—	—
Subtotal	8,722	6,960	—
With An Allowance Recorded:
Commercial and Industrial Loans and Leases	2,502	2,501	466
Commercial Real Estate Loans	7,587	7,230	4,445
Agricultural Loans	—	—	—
Subtotal	10,089	9,731	4,911
Total	$18,811	$16,691	$4,911

Loans Acquired With Deteriorated Credit Quality With No Related Allowance Recorded
(Included in the Total Above)	$48	$28	$—
Loans Acquired With Deteriorated Credit Quality With An Additional Allowance Recorded
(Included in the Total Above)	$205	$77	$77

(1) Unpaid Principal Balance is the remaining contractual payments inclusive of partial charge-offs.

The following table presents loans individually evaluated for impairment by class of loans as of December 31, 2012 and 2011:

	Average	Interest	Cash
	Recorded	Income	Basis
	Investment	Recognized	Recognized
December 31, 2012
With No Related Allowance Recorded:
Commercial and Industrial Loans and Leases	$252	$3	$3
Commercial Real Estate Loans	4,506	18	18
Agricultural Loans	535	2	2
Subtotal	5,293	23	23
With An Allowance Recorded:
Commercial and Industrial Loans and Leases	2,726	9	8
Commercial Real Estate Loans	6,660	23	19
Agricultural Loans	74	—	—
Subtotal	9,460	32	27
Total	$14,753	$55	$50

Loans Acquired With Deteriorated Credit Quality With No Related Allowance Recorded
(Included in the Total Above)	$26	$2	$2
Loans Acquired With Deteriorated Credit Quality With An Additional Allowance Recorded
(Included in the Total Above)	$154	$6	$4

	Average	Interest	Cash
	Recorded	Income	Basis
	Investment	Recognized	Recognized
December 31, 2011
With No Related Allowance Recorded:
Commercial and Industrial Loans and Leases	$1,107	$9	$9
Commercial Real Estate Loans	4,438	75	75
Agricultural Loans	19	6	6
Subtotal	5,564	90	90
With An Allowance Recorded:
Commercial and Industrial Loans and Leases	3,642	11	11
Commercial Real Estate Loans	9,390	37	34
Agricultural Loans	—	—	—
Subtotal	13,032	48	45
Total	$18,596	$138	$135

Loans Acquired With Deteriorated Credit Quality With No Related Allowance Recorded
(Included in the Total Above)	$28	$4	$4
Loans Acquired With Deteriorated Credit Quality With An Additional Allowance Recorded
(Included in the Total Above)	$77	$1	$1

The following table presents information for loans individually evaluated for impairment for the year ended December 31, 2010:

2010
Average Balance of Impaired Loans During the Year	$10,166
Interest Income Recognized During Impairment	78
Interest Income Recognized on Cash Basis	78

All classes of loans, including loans acquired with deteriorated credit quality, are generally placed on non-accrual status when scheduled principal or interest payments are past due for 90 days or more or when the borrower’s ability to repay becomes doubtful. For purchased loans, the determination is made at the time of acquisition as well as over the life of the loan. Uncollected accrued interest for each class of loans is reversed against income at the time a loan is placed on non-accrual. Interest received on such loans is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual. All classes of loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured. Loans are typically charged-off at 180 days past due, or earlier if deemed uncollectible. Exceptions to the non-accrual and charge-off policies are made when the loan is well secured and in the process of collection.

The following table presents the recorded investment in non-accrual loans and loans past due 90 days or more still on accrual by class of loans as of December 31, 2012 and 2011:

			Loans Past Due
			90 Days or More
	Non-Accrual		& Still Accruing
	2012	2011	2012	2011
Commercial and Industrial Loans and Leases	$2,480	$3,471	$—	$—
Commercial Real Estate Loans	7,275	13,289	—	—
Agricultural Loans	—	—	—	—
Home Equity Loans	178	90	—	—
Consumer Loans	167	259	—	—
Residential Mortgage Loans	257	748	—	—
Total	$10,357	$17,857	$—	$—
Loans Acquired With Deteriorated Credit Quality
(Included in the Total Above)	$148	$859	$—	$—

The following table presents the aging of the recorded investment in past due loans by class of loans as of December 31, 2012 and 2011:

				90 Days
		30-59 Days	60-89 Days	or More	Total	Loans Not
	Total	Past Due	Past Due	Past Due	Past Due	Past Due
December 31, 2012
Commercial and Industrial Loans and Leases	$336,307	$436	$133	$448	$1,017	$335,290
Commercial Real Estate Loans	489,796	1,352	—	2,063	3,415	486,381
Agricultural Loans	182,575	42	14	—	56	182,519
Home Equity Loans	74,699	177	48	178	403	74,296
Consumer Loans	41,231	431	23	18	472	40,759
Residential Mortgage Loans	88,815	2,070	495	257	2,822	85,993
Total (1)	$1,213,423	$4,508	$713	$2,964	$8,185	$1,205,238
Loans Acquired With Deteriorated Credit Quality
(Included in the Total Above)	$11,174	$—	$120	$—	$120	$11,054

(1) Total recorded investment in loans includes $5,522 in accrued interest.

				90 Days
		30-59 Days	60-89 Days	or More	Total	Loans Not
	Total	Past Due	Past Due	Past Due	Past Due	Past Due
December 31, 2011
Commercial and Industrial Loans and Leases	$294,087	$220	$—	$1,141	$1,361	$292,726
Commercial Real Estate Loans	453,318	381	148	5,920	6,449	446,869
Agricultural Loans	170,513	10	—	—	10	170,503
Home Equity Loans	77,323	176	6	90	272	77,051
Consumer Loans	47,595	287	117	221	625	46,970
Residential Mortgage Loans	86,469	2,752	893	748	4,393	82,076
Total (1)	$1,129,305	$3,826	$1,164	$8,120	$13,110	$1,116,195
Loans Acquired With Deteriorated Credit Quality
(Included in the Total Above)	$16,121	$248	$56	$554	$858	$15,263

(1) Total recorded investment in loans includes $5,756 in accrued interest.

Troubled Debt Restructurings:

In certain instances, the Company may choose to restructure the contractual terms of loans. A troubled debt restructuring occurs when the Bank grants a concession to the borrower that it would not otherwise consider due to a borrower’s financial difficulty. In order to determine whether a borrower is experiencing financial difficulty, an evaluation is performed of the probability that the borrower will be in payment default on any of its debt in the foreseeable future without modification. This evaluation is performed under the Company’s internal underwriting policy. The Company uses the same methodology for loans acquired with deteriorated credit quality as for all other loans when determining whether the loan is a troubled debt restructuring.

During the years ending December 31, 2012 and 2011, the terms of certain loans were modified as troubled debt restructurings. The modification of the terms of such loans included one or a combination of the following: a reduction of the stated interest rate of the loan; an extension of the maturity date at a stated rate of interest lower than the current market rate for new debt with similar risk; or a permanent reduction of the recorded investment in the loan. There were no troubled debt restructurings for the years ended December 31, 2012 and 2011 for loans acquired with deteriorated credit quality at the time of acquisition.

The following table presents the recorded investment of troubled debt restructurings by class of loans as of December 31, 2012 and 2011:

	Total	Performing	Non-Accrual(1)
December 31, 2012
Commercial and Industrial Loans and Leases	$2,461	$66	$2,395
Commercial Real Estate Loans	6,031	304	5,727
Total	$8,492	$370	$8,122

	Total	Performing	Non-Accrual(1)
December 31, 2011
Commercial and Industrial Loans and Leases	$3,391	$98	$3,293
Commercial Real Estate Loans	9,088	315	8,773
Total	$12,479	$413	$12,066

(1) The non-accrual troubled debt restructurings are included in the Non-Accrual Loan table presented on previous page.

The Company has not committed to lending any additional amounts as of December 31, 2012 and 2011 to customers with outstanding loans that are classified as troubled debt restructurings.

The following table presents loans by class modified as troubled debt restructurings that occurred during the year ending December 31, 2012 and 2011:

		Pre-Modification	Post-Modification
	Number of	Outstanding Recorded	Outstanding Recorded
	Loans	Investment	Investment
December 31, 2012
Commercial and Industrial Loans and Leases	2	$9	$9
Commercial Real Estate Loans	—	—	—
Total	2	$9	$9

The troubled debt restructurings described above increased the allowance for loan losses by $0 and resulted in charge-offs of $0 during the year ending December 31, 2012.

		Pre-Modification	Post-Modification
	Number of	Outstanding Recorded	Outstanding Recorded
	Loans	Investment	Investment
December 31, 2011
Commercial and Industrial Loans and Leases	4	$4,541	$4,499
Commercial Real Estate Loans	6	7,099	6,850
Total	10	$11,640	$11,349

The troubled debt restructurings described above increased the allowance for loan losses by $1,945 and resulted in charge-offs of $834 during the year ending December 31, 2011.

The following table presents loans by class modified as troubled debt restructurings for which there was a payment default within twelve months following the modification during the year ending December 31, 2012 and 2011:

Troubled Debt Restructurings That Subsequently Defaulted:	Number of Loans	Recorded Investment
December 31, 2012
Commercial and Industrial Loans and Leases	1	$565
Commercial Real Estate Loans	3	1,377
Total	4	$1,942

The troubled debt restructurings that subsequently defaulted described above increased the allowance for loan losses by $12 and resulted in charge-offs of $306 during the year ending December 31, 2012.

Troubled Debt Restructurings That Subsequently Defaulted:	Number of Loans	Recorded Investment
December 31, 2011
Commercial and Industrial Loans and Leases	1	$527
Commercial Real Estate Loans	—	—
Total	1	$527

The troubled debt restructurings that subsequently defaulted described above decreased the allowance for loan losses by $500 and resulted in charge-offs of $500 during the year ending December 31, 2011.

A loan is considered to be in payment default once it is 30 days contractually past due under the modified terms.

Credit Quality Indicators:

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors. The Company classifies loans as to credit risk by individually analyzing loans. This analysis includes commercial and industrial loans, commercial real estate loans, and agricultural loans with an outstanding balance greater than $100. This analysis is typically performed on at least an annual basis. The Company uses the following definitions for risk ratings:

Special Mention. Loans classified as special mention have a potential weakness that deserves management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the institution’s credit position at some future date.

Substandard. Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected.

Doubtful. Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable.

Loans not meeting the criteria above that are analyzed individually as part of the above described process are considered to be pass rated loans. Loans listed as not rated are either less than $100 or are included in groups of homogeneous loans. Based on the most recent analysis performed, the risk category of loans by class of loans is as follows:

		Special
	Pass	Mention	Substandard	Doubtful	Total
December 31, 2012
Commercial and Industrial Loans and Leases	$307,997	$14,441	$13,869	$—	$336,307
Commercial Real Estate Loans	446,639	21,338	21,819	—	489,796
Agricultural Loans	176,730	2,855	2,990	—	182,575
Total	$931,366	$38,634	$38,678	$—	$1,008,678
Loans Acquired with Deteriorated Credit Quality
(Included in the Total Above)	$319	$3,220	$7,338	$—	$10,877

		Special
	Pass	Mention	Substandard	Doubtful	Total
December 31, 2011
Commercial and Industrial Loans and Leases	$264,037	$16,188	$13,862	$—	$294,087
Commercial Real Estate Loans	396,057	28,272	28,989	—	453,318
Agricultural Loans	165,153	2,744	2,616	—	170,513
Total	$825,247	$47,204	$45,467	$—	$917,918
Loans Acquired with Deteriorated Credit Quality
(Included in the Total Above)	$—	$2,804	$13,001	$—	$15,805

The Company considers the performance of the loan portfolio and its impact on the allowance for loan losses. For home equity, consumer and residential mortgage loan classes, the Company also evaluates credit quality based on the aging status of the loan, which was previously presented, and by payment activity. The following table presents the recorded investment in home equity, consumer and residential mortgage loans based on payment activity as of December 31, 2012 and 2011:

	Home Equity	Consumer	Residential
	Loans	Loans	Mortgage Loans
December 31, 2012
Performing	$74,521	$41,064	$88,558
Nonperforming	178	167	257
Total	$74,699	$41,231	$88,815
Loans Acquired with Deteriorated Credit Quality
(Included in the Total Above)	$—	$148	$149

	Home Equity	Consumer	Residential
	Loans	Loans	Mortgage Loans
December 31, 2011
Performing	$77,233	$47,336	$85,721
Nonperforming	90	259	748
Total	$77,323	$47,595	$86,469
Loans Acquired with Deteriorated Credit Quality
(Included in the Total Above)	$—	$164	$152

The Company has purchased loans, for which there was, at acquisition, evidence of deterioration of credit quality since origination and it was probable, at acquisition, that all contractually required payments would not be collected. The recorded investment of those loans is as follows:

December 31, 2012

Commercial and Industrial Loans	$1,840
Commercial Real Estate Loans	9,037
Home Equity Loans	—
Consumer Loans	148
Residential Mortgage Loans	149
Total	$11,174

Carrying Amount, Net of Allowance	$11,086

December 31, 2011

Commercial and Industrial Loans	$2,596
Commercial Real Estate Loans	13,209
Home Equity Loans	—
Consumer Loans	164
Residential Mortgage Loans	152
Total	$16,121

Carrying Amount, Net of Allowance	$16,044

Accretable yield, or income expected to be collected, is as follows:

	December 31, 2012	December 31, 2011

Balance at January 1	$967	$—
New Loans Purchased	—	2,042
Accretion of Income	(1,265)	(1,130)
Reclassifications from Non-accretable Difference	468	129
Charge-off of Accretable Yield	—	(74)
Balance at December 31	$170	$967

For those purchased loans disclosed above, the Company increased the allowance for loan losses by $88 and $77 for the years ended December 31, 2012 and 2011. No allowances for loan losses were reversed during the same period.

Certain directors, executive officers, and principal shareholders of the Company, including their immediate families and companies in which they are principal owners, were loan customers of the Company during 2012. A summary of the activity of these loans follows:

Balance		Changes			Balance
January 1,		in Persons	Deductions		December 31,
2012	Additions	Included	Collected	Charged-off	2012
$6,994	$7,419	$119	$(5,530)	$—	$9,002